POSTRETIREMENT BENEFITS - HEALTH CARE AND OTHER POSTEMPLOYMENT BENEFITS (Assumptions Used to Determine Postretirement Benefit Obligation) (Details) (Postretirement Benefit Costs [Member])	12 Months Ended
	Aug. 31, 2013		Aug. 31, 2012		Aug. 31, 2011
Postretirement Benefit Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount Rate Postretirement	3.95%		2.95%
Discount Rate Postemployment	2.55%		1.55%
Initial Trend Rate for Health Care Costs	6.50%	[1]	7.00%	[1]
Ultimate Trend Rate for Health Care Costs	5.00%		5.00%		5.00%

[1]	As of Aug. 31, 2013, this rate is assumed to decrease gradually to 5 percent for 2017 and remain at that level thereafter.